Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 114,047	$ 119,237
Short term investments - available for sale (Note 3)	76,183	54,940
Accounts receivable, net	285,419	201,338
Unbilled revenue	112,483	126,850
Other receivables	13,387	13,788
Deferred tax asset (Note 13)	20,574	13,812
Prepayments and other current assets	23,155	21,424
Income taxes receivable (Note 13)	18,500	8,183
Total current assets	663,748	559,572
Other Assets:
Property, plant and equipment, net (Note 6)	168,373	168,461
Goodwill (Note 4)	315,441	253,393
Non-current other assets	5,584	4,583
Non-current income taxes receivable (Note 13)	9,506	10,272
Non-current deferred tax asset (Note 13)	5,009	2,976
Intangible assets (Note 5)	34,447	28,260
Total Assets	1,202,108	1,027,517
Current Liabilities:
Accounts payable	8,149	5,340
Payments on account	219,467	150,792
Other liabilities (Note 7)	181,092	145,963
Deferred tax liability (Note 13)	144	333
Income taxes payable (Note 13)	4,570	3,630
Total current liabilities	413,422	306,058
Other Liabilities:
Non-current other liabilities (Note 8)	14,312	20,038
Non-current government grants (Note 11)	1,427	1,351
Non-current income taxes payable (Note 13)	5,650	5,231
Non-current deferred tax liability (Note 13)	12,722	13,295
Shareholders' Equity:
Ordinary shares, par value 6 euro cents per share; 100,000,000 shares authorized, (Note 12) 60,287,498 shares issued and outstanding at December 31, 2012 and 60,135,603 shares issued and outstanding at December 31, 2011.	5,067	5,055
Additional paid-in capital	237,217	211,549
Capital redemption reserve (Note 12)	100	44
Accumulated other comprehensive income (Note 19)	(8,776)	(16,446)
Retained earnings	520,967	481,342
Total Shareholders' Equity	754,575	681,544
Total Liabilities and Shareholders' Equity	$ 1,202,108	$ 1,027,517